Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (3,225,511)	$ (22,031,723)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Vessel depreciation	4,273,776	4,381,540
Amortization of deferred charges	173,426	128,103
Equity loss in joint venture		752,556
Impairment of investment in joint venture		14,000,000
Loss on termination of newbuilding contract		1,448,268
Share-based compensation	74,706	140,131
Gain on sale of vessel	(516,561)	(10,597)
Unrealized loss on derivatives	31,351	181,707
Other investment income		(683,141)
Changes in operating assets and liabilities	(866,756)	1,721,218
Net cash provided by / (used in) operating activities	(55,569)	28,062
Cash flows from investing activities:
Cash paid for vessels under construction and vessel acquisitions	(11,518,463)	(23,080,296)
Proceeds from sale of vessels	5,137,010	4,196,268
Net cash used in investing activities	(6,381,453)	(18,884,028)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	549,495
Loan arrangement fees paid	(92,125)	(602,818)
Offering expenses paid	(240,981)	(47,377)
Proceeds from long-term debt	15,612,500	28,300,000
Repayment of long-term debt	(3,050,658)	(15,107,125)
Repayment of related party loan	(2,000,000)
Net cash provided by financing activities	10,778,231	12,542,680
Net (decrease) / increase in cash and cash equivalents	4,341,209	(6,313,286)
Cash, cash equivalents and restricted cash at beginning of period	9,348,099	19,182,379	$ 19,182,379
Cash, cash equivalents and restricted cash at end of period	13,689,308	12,869,093	9,348,099
Cash breakdown
Cash and cash equivalents				$ 5,243,233	$ 3,208,092	$ 1,326,921
Restricted cash, current				1,511,808	655,739	4,292,172
Restricted cash, long term				6,934,267	5,484,268	7,250,000
Total cash, cash equivalents and restricted cash shown in the statement of Cash Flows	$ 9,348,099	$ 19,182,379	$ 19,182,379	$ 13,689,308	$ 9,348,099	$ 12,869,093